Earnings Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
GAAP requires the reporting of basic and diluted earnings per common share. Basic earnings per common share excludes any dilutive effects of restricted stock units.

The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2015	2014	2013
Numerator:
Net income available to common shareholders	$81,012	$83,957	$76,869
Denominator:
Basic earnings per common share:
Weighted-average common shares outstanding	15,364,281	15,394,971	15,412,365
Effect of dilutive securities – performance based restricted stock units	40,459	18,861	—
Diluted earnings per common share:
Adjusted weighted-average shares and assumed vesting	15,404,740	15,413,832	15,412,365
Earnings per common share:
Basic earnings per common share	$5.27	$5.45	$4.99
Diluted earnings per common share	$5.26	$5.45	$4.99

Park awarded 23,025 and 21,975 PBRSUs to certain employees during the years ended December 31, 2015 and 2014, respectively. The PBRSUs vest based on service and performance conditions. The dilutive effect of the PBRSUs was the addition of 40,459 and 18,861 common shares for the years ended December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015 and 2014, Park repurchased 71,700 and 29,700 common shares, respectively, to fund the PBRSUs and common shares awarded to directors of Park and to directors of Park's subsidiary PNB (and its divisions).